Contractual charter revenue (Tables)	12 Months Ended
Dec. 31, 2014
Contractual charter revenue [Abstract]
Minimum Future Time Charter Revenues
The minimum future revenues to be received from time charters in place and signed as of December 31, 2014 (before Ardmore’s share of profit / loss under certain profit share agreements and assuming no offhire) which are accounted for as operating leases is as follows:

As at
Dec 31, 2014
2015	4,068,192

Time Charter Lease Agreements
Nine of Ardmore’s vessels were employed under time charter agreements in place as of December 31, 2014. The minimum lease expiry of each was as follows:

Vessel	Minimum Expiry
Ardmore Seavaliant	16-Mar-15
Ardmore Seaventure	29-Jan-15
Ardmore Seavantage	17-Jan-15
Ardmore Seavanguard	17-Feb-15
Ardmore Seafarer	14-Jan-15
Ardmore Seatrader	19-Jan-15
Ardmore Seamaster	19-Jan-15
Ardmore Seamariner	15-Jan-15
Ardmore Centurion	30-Jan-15